SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interchange Power (Details) - Interchange Power - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Purchased Power Expense
INTERCHANGE POWER:
Net interchange activity, expense (income)	$ 108,630
Accounts Payable
INTERCHANGE POWER:
Interchange liability	$ 1,600,000	$ 1,500,000
Accounts Payable | Purchased Power Expense
INTERCHANGE POWER:
Net interchange activity, expense (income)		$ (452,500)	$ 2,600,000